[LETTERHEAD OF THE WADSWORTH GROUP]

March 27, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 497(j)
     Brandes Investment Trust
     on behalf of the Brandes Institutional International Equity Fund (File #33-81396; 811-08614)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Brandes Investment Trust, (the "Trust"), does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on March 1, 2001.

     If you have any questions, please do not hesitate to call me at (626) 852-1033.


Very truly yours,

/s/ Carmen Angeles

Carmen Angeles
Mutual Fund Administrator